Supplement to the
Spartan® New York Municipal Income Fund
March 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Spartan New York Municipal Income Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

NFY-04-02 March 29, 2004
1.790585.102

Supplement to the
Fidelity Advisor
New York Municipal Income Fund
Class A, Class T, Class B, and Class C
March 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Advisor New York Municipal Income Fund Class A, Class T, Class B, and Class C will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASNM-04-02 March 29, 2004
1.777517.103

Supplement to the
Fidelity Advisor
New York Municipal Income Fund
Institutional Class
March 29, 2004
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Advisor New York Municipal Income Fund Institutional Class will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASNMI-04-02 March 29, 2004
1.777518.103